CONSOLIDATED BALANCE SHEETS - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 24,696	€ 20,886
Current portion of net trade accounts and notes receivable	11,307	11,328
Other receivables	1,031	1,259
Inventories	7,989	8,178
Other assets, current portion	369	447
Total current assets	45,393	42,097
Non-current assets
Property and equipment, net	3,704	4,069
Operating lease right-of-use assets	1,895	2,647
Intangible assets, net	761	770
Goodwill	2,412	2,412
Deposits and other non-current assets	655	640
Deferred tax assets	374	432
Net Trade accounts and notes receivable, non-current		2
Total assets	55,193	53,068
Current liabilities
Trade accounts and notes payable	5,708	6,046
Deferred revenues, current portion	2,701	1,892
Social security and other payroll withholdings taxes	1,176	1,207
Employee absences compensation	698	634
Income taxes payable	129	280
Other accrued liabilities	2,774	2,109
Short-term borrowings	2,638	3,513
Current obligations under finance leases	344	392
Current portion of operating lease obligations	802	958
Current portion of long-term debt	4,532	462
Total current liabilities	21,504	17,493
Non-current liabilities
Deferred revenues, non-current	926	1,313
Obligations under finance leases	555	653
Operating lease obligations, non-current	1,099	1,726
Long-term debt, non-current	1,143	957
Other long-term liabilities	3,720	3,567
Total liabilities	28,945	25,710
Shareholders' equity
Common stock, 0.13 par value; 29,457,744 shares issued and 29,165,316 shares outstanding at December 31, 2020; 0.13 par value; 29,433,994 shares issued and 29,141,566 shares outstanding at December 31, 2019	3,830	3,826
Additional paid-in capital	66,548	66,331
Retained earnings	(40,139)	(38,435)
Cumulative other comprehensive loss	(3,064)	(3,436)
Treasury stock, at cost; 292,428 at December 31, 2020 and at December 31, 2019	(928)	(928)
Total shareholders' equity	26,248	27,359
Total liabilities and shareholders' equity	€ 55,193	€ 53,068